Income Taxes (Details 2)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Federal statutory income tax at 21%	21.00%	21.00%
Application of a full valuation allowance	(21.00%)	(21.00%)
Provision for income taxes rate	0.00%	0.00%